UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Zevenbergen Growth Fund and the Zevenbergen Genea Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zci.com/funds). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-ZVNBRGN.

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

December 31, 2019 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund

Schedule Of Investments

December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 100.4%
	CONSUMER DISCRETIONARY ― 39.2%
600	Amazon.com, Inc. (a)	1,108,704
8,000	Chegg, Inc. (a)	303,280
14,700	Chewy, Inc. (a)	426,300
1,450	lululemon athletica inc. (a)	335,922
7,325	Lyft, Inc. (a)	315,121
1,650	MercadoLibre, Inc. (a)	943,701
3,625	Netflix, Inc. (a)	1,172,941
9,350	Revolve Group, Inc. (a)	171,666
4,365	Shake Shack Inc. (a)	260,023
3,125	Tesla, Inc. (a)	1,307,281
4,900	The Trade Desk, Inc. (a)	1,272,922
11,550	Uber Technologies, Inc. (a)	343,497
3,800	Wayfair Inc. (a)	343,406
		8,304,764
	CONSUMER STAPLES ― 0.9%
10,900	Tilray, Inc. (a)	186,717

	FINANCIAL SERVICES ― 10.0%
8,000	Goosehead Insurance, Inc.	339,200
6,650	PayPal Holdings, Inc. (a)	719,331
6,500	Square, Inc. (a)	406,640
14,250	Zillow Group, Inc. Class C (a)	654,645
		2,119,816
	HEALTH CARE ― 12.7%
2,600	Adaptive Biotechnologies Corporation(a)	77,792
3,000	BioMarin Pharmaceutical Inc. (a)	253,650
12,490	Exact Sciences Corporation (a)	1,155,075
1,725	Sage Therapeutics, Inc. (a)	124,528
12,845	Teladoc Health, Inc. (a)	1,075,384
		2,686,429
	PRODUCER DURABLES― 5.5%
1,000	CoStar Group, Inc. (a)	598,300
4,600	Paylocity Holding Corporation(a)	555,772
		1,154,072
	TECHNOLOGY ― 32.1%
1,800	Adobe Inc. (a)	593,658
3,450	Alibaba Group Holding Limited ― ADR (a)	731,745
3,950	Facebook, Inc. Class A (a)	810,737

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Number of Shares		Value
	TECHNOLOGY (Continued)
4,300	NVIDIA Corporation	1,011,790
6,700	Okta, Inc. (a)	772,979
9,000	Pluralsight, Inc. (a)	154,890
650	Q2 Holdings, Inc. (a)	52,702
3,725	RingCentral, Inc. (a)	628,296
2,675	ServiceNow, Inc. (a)	755,206
3,250	Shopify Inc. (a)	1,292,135
		6,804,138
	TOTAL COMMON STOCKS
	(Cost $14,073,235)	$21,255,936

	SHORT-TERM INVESTMENTS ― 1.0%
210,148	First American U.S. Treasury Money Market Fund, Class Z, 1.41% (b)	210,148
	TOTAL SHORT-TERM INVESTMENTS (Cost $210,148)	$210,148

	TOTAL INVESTMENTS ― 101.4% (Cost $14,283,383)	21,466,084
	Liabilities in Excess of Other Assets ― (1.4)%	(298,888)
	TOTAL NET ASSETS ― 100.0%	$21,167,196

ADR:	American Depositary Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

December 31, 2019 (Unaudited)

Assets
Investments in securities, at value (cost $14,283,383)	$21,466,084
Dividend and interest receivable	121
Receivable for Fund shares sold	8,103
Receivable from Adviser	8,296
Prepaid expenses	22,861
Total Assets	21,505,465

Liabilities
Payable for Fund shares redeemed	$226,308
Payable for securities purchased	25,908
Distribution fees - Investor Class	10,534
Accrued other expenses and other liabilities	75,519
Total Liabilities	338,269

Net Assets	$21,167,196

Components of Net Assets
Paid-in capital	$14,317,370
Total distributable earnings	6,849,826
Net Assets	$21,167,196

Investor Class:
Net assets	$4,314,440
Shares outstanding (unlimited number of shares authorized, no par value)	226,036
Net asset value, offering and redemption price per share *	$19.09

Institutional Class:
Net assets	$16,852,756
Shares outstanding (unlimited number of shares authorized, no par value)	873,510
Net asset value, offering and redemption price per share *	$19.29

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income
Dividends and interest income	$3,989

Expenses
Advisory fees	82,013
Administration fees	44,528
Transfer agent fees and expenses	20,080
Registration fees	18,447
Shareholder servicing fees	11,379
Audit fees	7,928
Compliance fees	7,526
Legal fees	6,072
Trustees’ fees	5,888
Distribution fees - Investor Class	5,636
Shareholder reporting fees	4,622
Custody fees	4,416
Miscellaneous expenses	4,044
Insurance fees	1,288
Total expenses	223,867
Expenses waived and reimbursed by the Adviser	(114,587)

Net Expenses	109,280

Net Investment Loss	(105,291)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(102,133)
Change in unrealized appreciation on investments	130,139
Net Realized and Unrealized Gain on Investments	28,006

Net Decrease in Net Assets from Operations	$(77,285)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Period Ended December 31, 2019	For the Year Ended June 30, 2019
Net investment loss	$(105,291)	$(143,410)
Net realized gain (loss) on investments	(102,133)	199,385
Net change in unrealized appreciation on investments	130,139	2,625,356
Net Increase/(Decrease) in Net Assets from Operations	(77,285)	2,681,331

Capital Transactions
Proceeds from shares sold
Investor Class	3,324,697	4,380,758
Institutional Class	2,126,091	4,097,624
Cost of shares redeemed
Investor Class	(2,126,796)	(1,673,777)
Institutional Class	(1,233,727)	(2,611,853)
Redemption fees
Investor Class	1,559	2,527
Institutional Class	6,088	8,319
Net Increase in Net Assets from Capital Share Transactions	2,097,912	4,203,598

Total Increase in Net Assets	2,020,627	6,884,929

Net Assets
Beginning of year	19,146,569	12,261,640
End of year	$21,167,196	$19,146,569

Capital Shares Transactions
Investor Class
Shares sold	112,228	257,872
Shares redeemed	(120,903)	(102,261)
Net increase/(decrease) in shares outstanding	(8,675)	155,611

Institutional Class
Shares sold	177,578	243,457
Shares redeemed	(69,600)	(144,779)
Net increase in shares outstanding	107,978	98,678

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended December 31, 2019 (Unaudited)		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$19.00		$16.33	$12.27	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.10)		(0.20)	(0.17)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	0.18		2.85	4.22	3.35	(0.86)
Total Gain (Loss) from Investment Operations	0.08		2.65	4.05	3.22	(0.95)

Redemption Fee Proceeds (1)	0.01		0.02	0.01	—	—

Net Asset Value, End of Period	$19.09		$19.00	$16.33	$12.27	$9.05
Total Return	0.47	% (2)	16.35%	33.09%	35.58%	-9.50	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$4,314		$4,460	$1,292	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.41	% (3)	2.78%	3.63%	5.89%	22.37	% (3)
After fees waived and reimbursed by the Adviser	1.30	% (3)	1.30%	1.30%	1.30%	1.30	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.18	% (3)	-2.69%	-3.53%	-5.76%	-22.28	% (3)
After fees waived and reimbursed by the Adviser	-1.07	% (3)	-1.21%	-1.20%	-1.17%	-1.21	% (3)
Portfolio turnover rate (4)	21.00	% (2)	28.68%	31.12%	25.90%	14.81	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended December 31, 2019 (Unaudited)		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$19.18		$16.45	$12.33	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.09)		(0.15)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.19		2.87	4.24	3.35	(0.87)
Total Gain (Loss) from Investment Operations	0.10		2.72	4.11	3.26	(0.93)

Redemption Fee Proceeds (1)	0.01		0.01	0.01		—

Net Asset Value, End of Period	$19.29		$19.18	$16.45	$12.33	$9.07

Total Return	0.59	% (2)	16.60%	33.41%	35.94%	-9.30	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$16,853		$14,686	$10,970	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.11	% (3)	2.52%	3.55%	5.86%	15.01	% (3)
After fees waived and reimbursed by the Adviser	1.00	% (3)	1.00%	1.00%	1.00%	1.00	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.14	% (3)	-2.43%	-3.45%	-5.72%	-14.84	% (3)
After fees waived and reimbursed by the Adviser	-1.02	% (3)	-0.91%	-0.90%	-0.87%	-0.83	% (3)
Portfolio turnover rate (4)	21.00	% (2)	28.68%	31.12%	25.90%	14.81	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

December 31, 2019 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund

Schedule Of Investments

December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 100.8%
	CONSUMER DISCRETIONARY ― 49.9%
1,150	Amazon.com, Inc. (a)	$2,125,016
18,800	Chegg, Inc. (a)	712,708
32,700	Chewy, Inc. (a)	948,300
18,600	Etsy, Inc. (a)	823,980
44,500	Jumia Technologies AG ― ADR (a)	299,485
20,400	Lyft, Inc. (a)	877,608
3,135	MercadoLibre, Inc. (a)	1,793,032
5,820	Netflix, Inc. (a)	1,883,177
22,400	The RealReal, Inc. (a)	422,240
31,300	Revolve Group, Inc. (a)	574,668
6,280	Roku, Inc. (a)	840,892
7,030	Tesla, Inc. (a)	2,940,860
9,100	The Trade Desk, Inc. (a)	2,363,998
14,050	Uber Technologies, Inc. (a)	417,847
12,175	Wayfair Inc. (a)	1,100,255
		18,124,066
	CONSUMER STAPLES ― 1.6%
33,800	Tilray, Inc. (a)	578,994

	FINANCIAL SERVICES ― 11.8%
6,000	PayPal Holdings, Inc. (a)	649,020
25,900	Square, Inc. (a)	1,620,304
44,190	Zillow Group, Inc. Class C (a)	2,030,089
		4,299,413
	PRODUCER DURABLES ― 2.7%
13,250	Axon Enterprise, Inc. (a)	970,960

	TECHNOLOGY ― 34.8%
7,100	Alibaba Group Holding Limited ― ADR (a)	1,505,910
7,000	EverQuote, Inc. (a)	240,450
6,600	Facebook, Inc. Class A (a)	1,354,650
5,560	MongoDB, Inc. (a)	731,752
9,460	NVIDIA Corporation	2,225,938
12,850	Okta, Inc. (a)	1,482,504
35,390	Pinterest, Inc. (a)	659,670

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Number of Shares		Value
	TECHNOLOGY (Continued)
5,200	ServiceNow, Inc. (a)	1,468,064
5,820	Shopify Inc. (a)	2,313,915
38,700	Snap Inc. (a)	631,971
		12,614,824
	TOTAL COMMON STOCKS
	(Cost $27,953,273)	$36,588,257

	SHORT-TERM INVESTMENTS ― 0.1%
36,332	First American U.S. Treasury Money Market Fund, Class Z, 1.41% (b)	36,332
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,332)	$36,332

	TOTAL INVESTMENTS ― 100.9% (Cost $27,989,605)	36,624,589
	Liabilities in Excess of Other Assets ― (0.9)%	(330,810)
	TOTAL NET ASSETS ― 100.0%	$36,293,779

ADR: American Depositary Receipt.

(a): Non Income Producing.

(b): Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities

December 31, 2019 (Unaudited)

Assets
Investments in securities, at value (cost $27,989,605)	$36,624,589
Receivable for Fund shares sold	16,307
Receivable for investments sold	51,663
Prepaid expenses	22,328
Total Assets	36,714,887

Liabilities
Payable for Fund shares redeemed	$287,941
Payable for securities purchased	16,951
Payable to Adviser	20,070
Distribution fees - Investor Class	15,500
Accrued other expenses and other liabilities	80,646
Total Liabilities	421,108

Net Assets	$36,293,779

Components of Net Assets
Paid-in capital	$29,681,481
Total distributable earnings	6,612,298
Net Assets	$36,293,779

Investor Class:
Net assets	$18,765,710
Shares outstanding (unlimited number of shares authorized, no par value)	843,788
Net asset value, offering and redemption price per share *	$22.24

Institutional Class:
Net assets	$17,528,069
Shares outstanding (unlimited number of shares authorized, no par value)	779,985
Net asset value, offering and redemption price per share *	$22.47

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income
Dividends and interest income	$3,659

Expenses
Advisory fees	178,999
Administration fees	46,020
Distribution fees - Investor Class	28,597
Shareholder servicing fees	25,608
Transfer agent fees and expenses	20,672
Registration fees	18,936
Custody fees	8,224
Audit fees	7,928
Legal fees	6,984
Trustees' fees	5,888
Compliance fees	5,811
Shareholder reporting fees	5,449
Miscellaneous expenses	4,048
Insurance fees	1,472
Total expenses	364,636
Expenses waived and reimbursed by the Adviser	(111,368)

Net Expenses	253,268

Net Investment Loss	(249,609)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(442,789)
Change in unrealized depreciation on investments	(1,969,037)
Net Realized and Unrealized Loss on Investments	(2,411,826)

Net Decrease in Net Assets from Operations	$(2,661,435)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

Operations	For the Period Ended December 31, 2019	For the Year Ended June 30, 2019
Net investment loss	$(249,609)	$(401,895)
Net realized loss on investments	(442,789)	(658,951)
Net change in unrealized appreciation/(depreciation) on investments	(1,969,037)	4,918,687
Net Increase/(Decrease) in Net Assets from Operations	(2,661,435)	3,857,841

Distributions to Shareholders
Investor Class	—	(56,530)
Institutional Class	—	(36,156)
Total Distributions to Shareholders	—	(92,686)

Capital Transactions
Proceeds from shares sold
Investor Class	3,069,392	26,468,055
Institutional Class	3,815,570	7,248,574
Proceeds from shares reinvested
Investor Class	—	56,375
Institutional Class	—	36,000
Cost of shares redeemed
Investor Class	(12,110,402)	(12,416,005)
Institutional Class	(1,128,216)	(1,599,654)
Redemption fees
Investor Class	5,361	21,832
Institutional Class	5,008	12,286
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6,343,287)	19,827,463

Total Increase/(Decrease) in Net Assets	(9,004,722)	23,592,618

Net Assets
Beginning of year	45,298,501	21,705,883
End of year	$36,293,779	$45,298,501

Capital Shares Transactions
Investor Class
Shares sold	170,696	1,244,105
Shares reinvested	—	3,316
Shares redeemed	(580,749)	(601,705)
Net increase/(decrease) in shares outstanding	(410,053)	645,716

Institutional Class
Shares sold	131,619	338,727
Shares reinvested	—	2,100
Shares redeemed	(50,760)	(75,186)
Net increase in shares outstanding	80,859	265,641

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended December 31, 2019 (Unaudited)		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$23.12		$20.77	$14.20	$9.40	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.15)		(0.29)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.74)		2.68	6.79	4.96	(0.50)
Total Gain (Loss) from Investment Operations	(0.89)		2.39	6.56	4.80	(0.60)

Less Distributions from Net Realized Gain:	—		(0.06)	—	—	—

Redemption Fee Proceeds (1)	0.01		0.02	0.01	—	—

Net Asset Value, End of Period	$22.24		$23.12	$20.77	$14.20	$9.40

Total Return	-3.81	% (2)	11.72%	46.27%	51.06%	-6.00	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$18,766		$28,986	$12,633	$2,074	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.95	% (3)	2.09%	3.35%	7.96%	12.73	% (3)
After fees waived and reimbursed by the Adviser	1.40	% (3)	1.40%	1.40%	1.40%	1.40	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.93	% (3)	-2.04%	-3.27%	-7.89%	-12.67	% (3)
After fees waived and reimbursed by the Adviser	-1.38	% (3)	-1.35%	-1.32%	-1.33%	-1.34	% (3)
Portfolio turnover rate (4)	21.00	% (3)	35.25%	22.35%	67.59%	19.01	% (2)

* Inception date

(1) Per share amounts have been calculated using the average shares method

(2) Not annualized

(3) Annualized

(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended December 31, 2019 (Unaudited)		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$23.33		$20.93	$14.30	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.12)		(0.22)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.75)		2.66	6.80	4.99	(0.50)
Total Gain (Loss) from Investment Operations	(0.87)		2.44	6.62	4.87	(0.59)

Less Distributions from Net Realized Gain:	—		(0.06)	—	—	—

Redemption Fee Proceeds (1)	0.01		0.02	0.01	0.02	—

Net Asset Value, End of Period	$22.47		$23.33	$20.93	$14.30	$9.41

Total Return	-3.68	% (2)	11.87%	46.36%	51.97%	-5.90	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$17,528		$16,312	$9,073	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.68	% (3)	1.80%	3.21%	8.08%	12.99	% (3)
After fees waived and reimbursed by the Adviser	1.10	% (3)	1.10%	1.10%	1.10%	1.10	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.66	% (3)	-1.75%	-3.14%	-8.02%	-12.97	% (3)
After fees waived and reimbursed by the Adviser	-1.08	% (3)	-1.05%	-1.03%	-1.04%	-1.08	% (3)
Portfolio turnover rate (4)	21.00	% (2)	35.25%	22.35%	67.59%	19.01	% (2)

* Inception date

(1) Per share amounts have been calculated using the average shares method

(2) Not annualized

(3) Annualized

(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each class of share represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements

December 31, 2019 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2019:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$21,255,936	$—	$—	$21,255,936
Short-Term Investments	210,148	—	—	210,148
Total Assets	$21,466,084	$—	$—	$21,466,084

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$36,588,257	$—	$—	$36,588,257
Short-Term Investments	36,332	—	—	36,332
Total Assets	$36,624,589	$—	$—	$36,624,589

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of December 31, 2019, the tax years ended June 30, 2019, June 30, 2018, and June 30, 2017, are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2019 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Growth Fund and the Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.30%	1.00%
Genea Fund	1.40%	1.10%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2019, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2017	$113,314	$111,997	June 30, 2020
FYE June 30, 2018	222,939	221,177	June 30, 2021
FYE June 30, 2019	227,826	224,757	June 30, 2022
FYE June 30, 2020	114,587	111,368	December 31, 2022
	$678,666	$669,299

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank National Association (“U.S. Bank”) serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services, acts as the Funds’ distributor and principal underwriter. For the six months ended December 31, 2019, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$44,528	$46,020
Custody	4,416	8,224
Transfer Agency	20,080	20,672
Chief Compliance Officer	7,526	5,811

Zevenbergen Funds

Notes to the Financial Statements
December 31, 2019 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

At December 31, 2019, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

	Growth Fund	Genea Fund
Administration	$28,193	$29,252
Custody	3,802	3,314
Transfer Agency	15,255	14,336
Chief Compliance Officer	4,841	2,810

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $11,776 for their services to the Funds during the six months ended December 31, 2019. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2019, were as follows:

Growth Fund
Purchases	$5,595,704
Sales	$4,365,477

Genea Fund
Purchases	$8,329,599
Sales	$14,123,348

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2019, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$13,065,654	$34,647,488

Gross unrealized appreciation	7,701,055	12,873,608
Gross unrealized depreciation	(662,669)	(2,449,988)
Net unrealized appreciation on investments	7,038,386	10,423,620

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(29,718)	—
Other book/tax temporary differences	(81,557)	(1,149,887)
Total distributable earnings	$6,927,111	$9,273,733

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2019 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION (Continued)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales and in part to investments in Passive Foreign Investment Companies (PFICs).

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2019, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment loss and accumulated realized loss as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$109,916	$(109,916)
Genea Fund	$1,217	$(1,217)

Following table summarizes the characteristics of distributions paid during the year ended June 30, 2019:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$—	$—
Genea Fund	$64,932	$27,754	$92,686

No distributions were paid by the Growth Fund and Genea Fund during the six months ended December 31, 2019.

Following capital loss carryovers were utilized during the year ended June 30, 2019:

Growth Fund:	$206,013
Genea Fund:	$57,097

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2019, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	$(81,557)	$—
Genea Fund	$(237,180)	$(912,707)

At June 30, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	(29,718)	—	(29,718)
Genea Fund	—	—	—

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2019 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended December 31, 2019, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$3,382	$7,997
Genea Fund	17,158	8,450

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended December 31, 2019, distribution fees incurred are disclosed on the Statement of Operations in the line titled “Distribution Fees – Investor Class”.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the respective Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statement of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, as approved by the Board on February 26, 2020.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted all applicable provisions of ASU 2018-13.

Zevenbergen Funds

Expense Example
December 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from July 1, 2019 to December 31, 2019 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,004.20	1.30%	$6.55
Hypothetical 5% Return	$1,000.00	$1,018.00	1.30%	$6.60

Institutional Class
Actual Fund Return	$1,000.00	$1,005.20	1.00%	$5.04
Hypothetical 5% Return	$1,000.00	$1,020.11	1.00%	$5.08

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$ 962.44	1.40%	$6.92
Hypothetical 5% Return	$1,000.00	$1,018.10	1.40%	$7.10

Institutional Class
Actual Fund Return	$1,000.00	$ 963.10	1.10%	$5.44
Hypothetical 5% Return	$1,000.00	$1,019.61	1.10%	$5.58
(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the “six month period”).

Zevenbergen Funds

Additional Information
December 31, 2019 (Unaudited)

Form N-PORT

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

Zevenbergen Growth Fund

At a meeting held on August 13 and 14, 2019, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Growth Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Zevenbergen, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between Zevenbergen and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had met with representatives of the Adviser in person and telephonically to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had significantly outperformed relative to its peer group median/average for all periods as of June 30, 2019, and its benchmark index for all periods as of March 31, 2019. The Board also considered that the Fund outperformed the Adviser’s composite performance for all periods as of March 31, 2019. The Board noted that the Fund had a performance record of nearly four years. The Board also considered the nature of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

Zevenbergen Funds
Additional Information
December 31, 2019 (Unaudited)

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee was higher than, and the net expense ratio was in line with, its peer group median and average. The Board further noted that the advisory fee was well within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

●	The Trustees considered Zevenbergen’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of Zevenbergen from managing the Fund. In assessing Zevenbergen’s profitability, the Trustees reviewed Zevenbergen’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Zevenbergen from managing the Fund. The Trustees concluded that Zevenbergen’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Zevenbergen Genea Fund

At a meeting held on August 13 and 14, 2019, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Genea Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Zevenbergen, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between Zevenbergen and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had met with representatives of the Adviser in person and telephonically to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Zevenbergen Funds
Additional Information
December 31, 2019 (Unaudited)

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had significantly outperformed relative to its peer group average/median for all periods as of June 30, 2019, and its benchmark index for all periods as of March 31, 2019, and that its performance was in line with the Adviser’s composite performance for all periods as of March 31, 2019. The Board noted that the Fund had a performance record of nearly four years. The Board also considered the nature of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and the net expense ratio were higher than its peer group median and average, but were within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

●	The Trustees considered Zevenbergen’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of Zevenbergen from managing the Fund. In assessing Zevenbergen’s profitability, the Trustees reviewed Zevenbergen’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Zevenbergen from managing the Fund. The Trustees concluded that Zevenbergen’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us orothers.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  N/A

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 10, 2020

By /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  March 9, 2020